Property, plant, equipment and development costs - Carrying amounts of right-of-use assets recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	$ 12,760
Addition	1,900	$ 11,700
Ending Balance	11,756	12,760
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	57,505	68,492
Ending Balance	50,048	57,505
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	97,356	98,900
Addition	3,946	4,941
Disposals and or/sales	(1,114)	(3,137)
Transfers	(409)	(3,348)
Ending Balance	99,779	97,356
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	10,491	10,640
Addition	0	216
Disposals and or/sales	0	(365)
Transfers	0	0
Ending Balance	10,491	10,491
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	56,521	57,916
Addition	2,283	1,273
Disposals and or/sales	(591)	(2,668)
Transfers	0	0
Ending Balance	58,213	56,521
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	30,344	30,344
Addition	1,663	3,452
Disposals and or/sales	(523)	(104)
Transfers	(409)	(3,348)
Ending Balance	31,075	30,344
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(39,851)	(30,408)
Addition	11,117	12,708
Disposals and or/sales	(1,114)	(3,124)
Transfers	(123)	(141)
Ending Balance	(49,731)	(39,851)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(6,213)	(4,629)
Addition	1,661	1,949
Disposals and or/sales	0	(365)
Transfers	0	0
Ending Balance	(7,874)	(6,213)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(21,750)	(17,190)
Addition	6,205	7,216
Disposals and or/sales	(591)	(2,656)
Transfers	0	0
Ending Balance	(27,364)	(21,750)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(11,888)	(8,589)
Addition	3,251	3,543
Disposals and or/sales	(523)	(103)
Transfers	(123)	(141)
Ending Balance	$ (14,493)	$ (11,888)